Capital Stock	12 Months Ended
Dec. 31, 2013
Capital Stock [Abstract]
Capital Stock

9.  Capital Stock

Private Placement, July 2012

During July 2012, we closed a private placement of 5,000,000 units (the “July 2012 Units”) for gross proceeds of $15,000 (the “July 2012 Offering”).  Each July 2012 Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant (each full warrant, a “July 2012 Warrant”).  Each July 2012 Warrant entitles the holder thereof to purchase one common share at a price of $3.60 per share (subject to adjustment in certain circumstances) and is exercisable for a period of 24 months from the closing of the July 2012 Offering.  In connection with the July 2012 Offering, we incurred $770 in commissions and other costs and issued a total of 166,667 compensation warrants to finders that provided services in respect of subscriptions for 3,333,334 July 2012 Units.  Each compensation warrant entitles the holder thereof to purchase one common share at a price of $3.18 per share (subject to adjustment in certain circumstances) for a period of 24 months from the closing of the July 2012 Offering.  On September 29, 2012, we filed a registration statement on Form S-3 related to the resale by the purchasers of the July 2012 Units of the Common Shares issued as part of the Units and Common Shares issuable upon exercise of the July 2012 Warrants and compensation warrants.

Public Offering, December 2012

During December 2012, we closed a public offering of 4,182,550 units (the “December 2012 Units”), which included 545,550 December 2012 Units issued pursuant to the full exercise of the underwriters’ over-allotment option, for gross proceeds of $11,500 (the “December 2012 Offering”).  Each December 2012 Unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant (each full warrant, a “December 2012 Warrant”).  Each December 2012 Warrant entitles the holder thereof to purchase one common share at a price of $3.30 per share (subject to adjustment in certain circumstances) and is exercisable for a period of 24 months from the closing of the December 2012 Offering.  In connection with the December 2012 Offering, the Company incurred approximately $1,258 in commissions and other costs.

Other issuances

During the year ended December 31, 2013, we issued 99,539 common shares in connection with the vesting of restricted stock units (“RSUs”) and 612,180 common shares as part of the 2013 Facility (Note 8) which had a fair value of $490 at the time of issuance.

On March 13, 2012, the Company received $733 in proceeds from the issuance of 225,000 common shares resulting from the exercise of 225,000 compensation options issued in April 2011.  On April 18, 2012, the Company received $1,100 in proceeds from the issue of 478,261 common shares resulting from the exercise of 478,261 compensation warrants issued in October 2010. On August 10, 2012, the Company received $265 in proceeds from the issuance of 115,217 common shares resulting from an exercise of 115,217 compensation warrants issued in October 2010.